STOCK BASED COMPENSATION	9 Months Ended
Sep. 30, 2022
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

In March 2022, the Board of Directors of the Company approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”) which increased the number of ordinary shares reserved for issuance under such equity incentive plan to 15% of the Company’s outstanding ordinary shares on a fully-diluted basis, or 1,826,991,617 ordinary shares, represented by 365,398 ADSs as of September 30, 2022. Under the Amended Plan, the Company may grant options to its directors, officers, employees, consultants, advisers and service providers. The Amended Plan was approved by the shareholders at the Company’s Annual General Meeting of Shareholders held on April 12, 2022.

On April 12, 2022, the Company granted options to acquire 1,535,714,000 ordinary shares, represented by 307,142 ADSs, at $17.50 per share to management, directors and employees and 58,255 shares remained available for issuance. Such options vest over a three or four year period. There were no grants during the three months ended September 30, 2022.

The following table summarizes stock-based activities under the Amended Plan:

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	5,744	$636.74	0.33
Granted	307,142	$17.50
Forfeited/Cancelled	(3,772)	$792.05
Outstanding at September 30, 2022	309,114	$19.56	9.53

Exercisable options at September 30, 2022	1,972	$339.80	0.08

The intrinsic value of outstanding options at September 30, 2022 was $0.

Stock options granted during the nine months ended September 30, 2022 were valued using the Black-Scholes option-pricing model with the following weighted average assumptions:

September 30,
2022
Expected volatility	106.0%
Risk-free interest rate	2.7%
Expected dividend yield	0.0%
Expected life of options in years	6.9
Exercise Price	$17.50
Fair value of ADS	$15.38
Estimated fair value of option	$12.92

Stock based compensation expense was approximately $267,000 ($35,000 included in research and development expense and $232,000 included in general and administrative expenses) in the three months ended September 30, 2022 and approximately $497,000 ($65,000 included in research and development expense and $432,000 included in general and administrative expenses) in the nine months ended September 30, 2022.

At September 30, 2022, the total unrecognized compensation expense related to non-vested options was approximately $3,472,529 and is expected to be recognized over the remaining weighted average service period of approximately 3.32 years.